Business acquisitions (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 26, 2019 $ / shares	Sep. 26, 2019 USD ($) D Center
Business acquisitions:
Deferred and contingent consideration	$ 11,369,429	$ 1,274,402
Achieve
Business acquisitions:
Purchase price				$ 10,772,258
Portion of purchase price paid in stock				$ 2,611,044
Shares issued for the acquisition				1,431,736
Deferred and contingent consideration	$ 1,050,000	$ 1,274,402		$ 1,274,402
Share price for shares issued for acquisition | $ / shares			$ 2.42
Earn-out consideration payable				$ 10,319,429
Number of days used to compute share price | D				5
Number of TMS Centers acquired | Center				100